Subsequent Events (Details Narrative) (USD $)	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended			9 Months Ended		12 Months Ended		93 Months Ended	0 Months Ended	12 Months Ended
	Jun. 13, 2013	Mar. 28, 2012	Dec. 19, 2013	Feb. 11, 2013	Dec. 21, 2012	Oct. 11, 2012	Oct. 11, 2012	Jul. 31, 2012	Aug. 21, 2007	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2013
Subsequent Event [Line Items]
Convertible note issued	$ 32,500		$ 37,500	$ 53,000	$ 32,500	$ 37,500	$ 37,500	$ 63,500
Debt conversion, original debt, interest rate of debt	8.00%	8.00%	8.00%	8.00%	8.00%		8.00%	8.00%	8.00%
Debt conversion, converted instrument, expiration or due date	Mar. 17, 2014		Dec. 23, 2014	Nov. 13, 2013	Sep. 26, 2013	Jul. 15, 2013	Jul. 15, 2013	May 02, 2013	Aug. 21, 2010
convertible notes, value of principal amount converted into shares										2,800	4,040	7,460		63,029
Proceeds from investor												350,000
Fulton Project [Member]
Subsequent Event [Line Items]
Lease payment												140,639
Subsequent Event [Member]
Subsequent Event [Line Items]
convertible notes, value of principal amount converted into shares															32,500
convertible notes, value of accrued interest converted into shares															1,300
convertible notes, number of shares converted															22,207,699
Export Import Bank Of China [Member] | Maximum [Member]
Subsequent Event [Line Items]
Line of credit, maximum amount borrowed										270,000,000
TCA [Member]
Subsequent Event [Line Items]
Payment of senior secure convertible note																$ 459,000
Warrant [Member]
Subsequent Event [Line Items]
Warrants to buy common shares										8,400,000